High Yield Bond (Prospectus Summary) | High Yield Bond
High Yield Bond Fund
INVESTMENT GOAL
The investment goal of the SunAmerica High Yield Bond Fund (the "High Yield Bond Fund" or the "Fund") is a high level of total return.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 21 of the
Fund's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page 81 of the Fund's statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees High Yield Bond		Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	4.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
Redemption Fee		none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 20-22 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses High Yield Bond		Class A	Class B	Class C
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%	1.00%
Other Expenses		0.44%	0.51%	0.45%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements		1.54%	2.26%	2.20%
Fee Waivers and/or Expense Reimbursements		0.18%	0.25%	0.19%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1]	1.36%	2.01%	2.01%
[1]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.36%, 2.01% and 2.01%, for Class A, B and C shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees.

EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example High Yield Bond (USD $)		Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A		607	885	1,184	2,032
Class B	[1]	604	930	1,283	2,170
Class C		304	630	1,083	2,338
[1]	Class B shares generally convert to Class A shares approximately eight years after purchase. Therefore, the expense ratios used in the calculations for years 9 and 10 are the same for both Class A and Class B shares.

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption High Yield Bond (USD $)		Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A		607	885	1,184	2,032
Class B	[1]	204	630	1,083	2,170
Class C		204	630	1,083	2,338
[1]	Class B shares generally convert to Class A shares approximately eight years after purchase. Therefore, the expense ratios used in the calculations for years 9 and 10 are the same for both Class A and Class B shares.

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 52% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGY AND TECHNIQUES OF THE FUND
The Fund's principal investment strategy is fixed income investing.
The strategy of "fixed income investing" in which the Fund engages includes utilizing economic research and analysis of current economic conditions, potential fluctuations in interest rates, and, where relevant - particularly with respect to the issuers of high-yield, high-risk bonds - the strength of the underlying issuer.

The principal investment technique of the Fund is active trading of below-investment grade U.S. and foreign junk bonds (rated below Baa by Moody's or below BBB by Standard & Poor's or determined to be of comparable quality by the investment adviser) without regard to the maturities of such securities. For purposes of this policy, bonds include fixed-income securities other than short-term commercial paper and preferred stock. Under normal market conditions, at least 80% of the Fund's net assets, plus any borrowing for investment purposes, will be invested in such securities.

The principal investment strategy and principal investment technique of the Fund may be changed without shareholder approval. You will receive at least sixty (60) days' notice of any change to the 80% investment policy set forth above.
PRINCIPAL RISKS OF INVESTING IN THE FUND
There can be no assurance that the Fund's investment goal will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Interest Rate Fluctuations. Interest rates and bond prices typically move inversely to each other. Thus, as interest rates rise, bond prices typically fall and as interest rates fall, bond prices typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Bond Market Volatility. The bond markets as a whole could go up or down
(sometimes dramatically). This could affect the value of the securities in the
Fund's portfolio.

Credit Risk. The Fund will invest in bonds with various credit ratings. The creditworthiness of the issuer is always a factor in analyzing fixed-income securities. An issuer with a lower credit rating will be more likely than a higher-rated issuer to default or otherwise become unable to honor its financial obligations.

The Fund will invest in "junk bonds," which are considered speculative. While management seeks to diversify the Fund and to engage in a credit analysis of each junk bond issuer in which the Fund invests, junk bonds carry a substantial risk of default or they may already be in default. The market price for junk bonds may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for the Fund to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force the Fund to replace the security with a lower yielding security, which would decrease the return of the Fund.

Foreign Securities Risk. By investing internationally, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

Call Provisions. Fixed-income securities that contain a call provision or option are subject to the risk that, during periods of falling interest rates, the issuer of a fixed-income security will redeem or "call" such security prior to its maturity. The exercise of a call provision or option may result in the Fund having to reinvest the proceeds in lower yielding securities, which would decrease the return of the Fund.

Illiquidity. Certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

Active Trading. As part of the Fund's principal investment technique, the Fund may engage in active trading of its portfolio securities. Because the Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund's performance. During periods of increased market volatility, active trading may be more pronounced.

Securities Selection. A strategy used by the Fund, or securities selected by a portfolio manager, may fail to produce the intended return.
PERFORMANCE INFORMATION
The following Risk/Return Bar Chart and Table illustrates
the risks of investing in the Fund by showing changes in
the Fund's performance from calendar year to calendar year,
and compares the Fund's average annual returns to those of the
Citigroup High Yield Market Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart.
If these amounts were reflected, returns would be less than
those shown. However, the table includes all applicable fees and sales charges. Of course, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's
performance can be obtained by visiting www.safunds.com or can be obtained by phone at 800-858-8850 ext. 6003.
HIGH YIELD BOND FUND (Class A)

During the 10-year period shown in the Bar Chart, the highest return for a quarter was 19.68% (quarter ended June 30, 2009) and the lowest return for a quarter was -27.89% (quarter ended December 31, 2008). The Fund's cumulative year-to-date return through the most recent calendar quarter ended
June 30, 2012 was 6.37%.
Average Annual Total Returns (as of the periods ended December 31, 2011)
Average Annual Total Returns High Yield Bond	Label		1 Year	5 Years	10 Years
Class A	Class A		(1.19%)	0.52%	5.71%
Class B	Class B		(0.81%)	0.55%	5.66%
Class C	Class C		2.10%	0.85%	5.56%
After Taxes on Distributions Class A	Return After Taxes on Distributions (Class A)		(3.74%)	(2.52%)	2.60%
After Taxes on Distributions and Sales Class A	Return After Taxes on Distributions and Sale of Fund Shares (Class A)	[1]	(0.78%)	(1.37%)	2.99%
Citigroup High Yield Market Index	Citigroup High Yield Market Index		5.52%	7.15%	8.68%
[1]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table.
The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary.